Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	May 25, 2022
Document Information Line Items
Entity Registrant Name	SAI.TECH Global Corp
Trading Symbol	SAI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		12,933,653
Amendment Flag	false
Entity Central Index Key	0001847075
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Apr. 29, 2022
Entity File Number	001-40368
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	168976
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, NY
Business Contact
Document Information Line Items
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	168976
Contact Personnel Name	Ian Zou
City Area Code	65
Local Phone Number	9656 5641